Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000188943 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[1]
C000188943 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[1]
C000188943 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000188943 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[1]
C000188943 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%	[1]
C000188943 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%	[1]
C000188943 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%	[1]
C000188943 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%	[1]
C000188943 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%	[1]
C000188943 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%	[1]
C000188943 [Member] | Industries Each Less Than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188943 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000188943 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000188943 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000188943 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000188943 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000188943 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000188943 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023157 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[2]
C000023157 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[2]
C000023157 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000023157 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[2]
C000023157 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%	[2]
C000023157 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%	[2]
C000023157 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%	[2]
C000023157 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%	[2]
C000023157 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%	[2]
C000023157 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%	[2]
C000023157 [Member] | Industries Each Less Than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023157 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023157 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000023157 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023157 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000023157 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000023157 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000023157 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000341 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[3]
C000000341 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[3]
C000000341 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000000341 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[3]
C000000341 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%	[3]
C000000341 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%	[3]
C000000341 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%	[3]
C000000341 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%	[3]
C000000341 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%	[3]
C000000341 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%	[3]
C000000341 [Member] | Industries Each Less Than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000341 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000341 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000341 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000341 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000000341 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000000341 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000000341 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000071330 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[4]
C000071330 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[4]
C000071330 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000071330 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[4]
C000071330 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%	[4]
C000071330 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%	[4]
C000071330 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%	[4]
C000071330 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%	[4]
C000071330 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%	[4]
C000071330 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%	[4]
C000071330 [Member] | Industries Each Less Than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071330 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071330 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000071330 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000071330 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000071330 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000071330 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000071330 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000265795 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[5]
C000265795 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[5]
C000265795 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[5]
C000265795 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[5]
C000265795 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%	[5]
C000265795 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%	[5]
C000265795 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%	[5]
C000265795 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%	[5]
C000265795 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%	[5]
C000265795 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%	[5]
C000265795 [Member] | Industries Each Less Than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000265795 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000265795 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000265795 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000265795 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000265795 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000265795 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000265795 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000339 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[6]
C000000339 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[6]
C000000339 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[6]
C000000339 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[6]
C000000339 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%	[6]
C000000339 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%	[6]
C000000339 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%	[6]
C000000339 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%	[6]
C000000339 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%	[6]
C000000339 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%	[6]
C000000339 [Member] | Industries Each Less Than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000339 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000339 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000339 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000339 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000000339 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000000339 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000000339 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000337 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[7]
C000000337 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[7]
C000000337 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[7]
C000000337 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[7]
C000000337 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%	[7]
C000000337 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%	[7]
C000000337 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%	[7]
C000000337 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%	[7]
C000000337 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%	[7]
C000000337 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%	[7]
C000000337 [Member] | Industries Each Less Than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000337 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000337 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000337 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000337 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000000337 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000000337 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000000337 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000361 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[8]
C000000361 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.61%	[8]
C000000361 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[8]
C000000361 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[8]
C000000361 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[8]
C000000361 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[8]
C000000361 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[8]
C000000361 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[8]
C000000361 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
C000000361 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[8]
C000000361 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000361 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000361 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000361 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000361 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000000361 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000000363 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[9]
C000000363 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.61%	[9]
C000000363 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[9]
C000000363 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[9]
C000000363 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[9]
C000000363 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[9]
C000000363 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[9]
C000000363 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[9]
C000000363 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000000363 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[9]
C000000363 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000363 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000363 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000363 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000363 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000000363 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000265796 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[10]
C000265796 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.61%	[10]
C000265796 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[10]
C000265796 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[10]
C000265796 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[10]
C000265796 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[10]
C000265796 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[10]
C000265796 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[10]
C000265796 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000265796 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[10]
C000265796 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000265796 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000265796 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000265796 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000265796 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000265796 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071334 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[11]
C000071334 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.61%	[11]
C000071334 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[11]
C000071334 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[11]
C000071334 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[11]
C000071334 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[11]
C000071334 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[11]
C000071334 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[11]
C000071334 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000071334 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[11]
C000071334 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000071334 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000071334 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000071334 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000071334 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000071334 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000000365 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[12]
C000000365 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.61%	[12]
C000000365 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[12]
C000000365 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[12]
C000000365 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[12]
C000000365 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[12]
C000000365 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[12]
C000000365 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[12]
C000000365 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000000365 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[12]
C000000365 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000365 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000000365 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023158 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[13]
C000023158 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.61%	[13]
C000023158 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[13]
C000023158 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[13]
C000023158 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[13]
C000023158 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[13]
C000023158 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[13]
C000023158 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[13]
C000023158 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000023158 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[13]
C000023158 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023158 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023158 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023158 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000023158 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000023158 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000188945 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[14]
C000188945 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.61%	[14]
C000188945 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[14]
C000188945 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[14]
C000188945 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[14]
C000188945 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[14]
C000188945 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[14]
C000188945 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[14]
C000188945 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000188945 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[14]
C000188945 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000188945 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000188945 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000188945 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000188945 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000188945 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000120718 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[15]
C000120718 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[15]
C000120718 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[15]
C000120718 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000120718 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[15]
C000120718 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[15]
C000120718 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000120718 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[15]
C000120718 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[15]
C000120718 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[15]
C000120718 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000120718 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000120718 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000120718 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000120718 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120718 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000120718 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120718 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000120718 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000120718 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000120718 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029688 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[16]
C000029688 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[16]
C000029688 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[16]
C000029688 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000029688 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[16]
C000029688 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[16]
C000029688 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000029688 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[16]
C000029688 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[16]
C000029688 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[16]
C000029688 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029688 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029688 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000029688 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000029688 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029688 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029688 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029688 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029688 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000029688 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000029688 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000369 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[17]
C000000369 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[17]
C000000369 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[17]
C000000369 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000000369 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[17]
C000000369 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[17]
C000000369 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000000369 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[17]
C000000369 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[17]
C000000369 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[17]
C000000369 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000369 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000369 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000000369 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000369 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000369 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000369 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000369 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000369 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000000369 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000000369 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000071335 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[18]
C000071335 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[18]
C000071335 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[18]
C000071335 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000071335 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[18]
C000071335 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[18]
C000071335 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[18]
C000071335 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[18]
C000071335 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[18]
C000071335 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[18]
C000071335 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000071335 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000071335 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000071335 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000071335 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000071335 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000071335 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000071335 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000071335 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000071335 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000071335 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217956 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[19]
C000217956 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[19]
C000217956 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[19]
C000217956 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[19]
C000217956 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[19]
C000217956 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[19]
C000217956 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[19]
C000217956 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[19]
C000217956 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[19]
C000217956 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[19]
C000217956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000217956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000217956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000217956 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217956 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000217956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000217956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000217956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000217956 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000368 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[20]
C000000368 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[20]
C000000368 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[20]
C000000368 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[20]
C000000368 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[20]
C000000368 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[20]
C000000368 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[20]
C000000368 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[20]
C000000368 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[20]
C000000368 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[20]
C000000368 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000000368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000368 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000368 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000368 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000000368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000000368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000366 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[21]
C000000366 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[21]
C000000366 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[21]
C000000366 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[21]
C000000366 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[21]
C000000366 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[21]
C000000366 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[21]
C000000366 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[21]
C000000366 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[21]
C000000366 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[21]
C000000366 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000366 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000366 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000000366 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000366 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000366 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000366 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000366 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000366 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000000366 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000000366 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084479 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[22]
C000084479 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[22]
C000084479 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[22]
C000084479 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[22]
C000084479 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[22]
C000084479 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[22]
C000084479 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[22]
C000084479 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[22]
C000084479 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[22]
C000084479 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[22]
C000084479 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000084479 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000084479 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084479 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000084479 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000084479 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084479 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084479 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084479 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000084479 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000084479 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000084479 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084481 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[23]
C000084481 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[23]
C000084481 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[23]
C000084481 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[23]
C000084481 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[23]
C000084481 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[23]
C000084481 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[23]
C000084481 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[23]
C000084481 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[23]
C000084481 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[23]
C000084481 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000084481 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000084481 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084481 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000084481 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000084481 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084481 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084481 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084481 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000084481 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000084481 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000084481 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084484 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[24]
C000084484 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[24]
C000084484 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[24]
C000084484 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[24]
C000084484 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[24]
C000084484 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[24]
C000084484 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[24]
C000084484 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[24]
C000084484 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[24]
C000084484 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[24]
C000084484 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000084484 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000084484 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000084484 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000084484 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084484 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084484 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084484 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000084484 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000084484 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000084484 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084482 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[25]
C000084482 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[25]
C000084482 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[25]
C000084482 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[25]
C000084482 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[25]
C000084482 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[25]
C000084482 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[25]
C000084482 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[25]
C000084482 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[25]
C000084482 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[25]
C000084482 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000084482 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000084482 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084482 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000084482 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000084482 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084482 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084482 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084482 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000084482 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000084482 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000084482 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084483 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[26]
C000084483 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[26]
C000084483 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[26]
C000084483 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[26]
C000084483 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[26]
C000084483 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[26]
C000084483 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[26]
C000084483 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[26]
C000084483 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[26]
C000084483 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[26]
C000084483 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000084483 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000084483 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084483 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000084483 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000084483 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084483 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084483 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084483 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000084483 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000084483 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000084483 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000120720 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[27]
C000120720 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[27]
C000120720 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[27]
C000120720 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[27]
C000120720 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[27]
C000120720 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[27]
C000120720 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[27]
C000120720 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[27]
C000120720 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[27]
C000120720 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[27]
C000120720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000120720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000120720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000120720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000120720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000120720 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120720 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000120720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120720 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000120720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000120720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000120720 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000177891 [Member] | Melexis N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[28]
C000177891 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[28]
C000177891 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[28]
C000177891 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[28]
C000177891 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[28]
C000177891 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[28]
C000177891 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[28]
C000177891 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[28]
C000177891 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[28]
C000177891 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[28]
C000177891 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000177891 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000177891 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000177891 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000177891 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000177891 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000177891 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000177891 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084498 [Member] | Melexis N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[29]
C000084498 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[29]
C000084498 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[29]
C000084498 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[29]
C000084498 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[29]
C000084498 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[29]
C000084498 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[29]
C000084498 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[29]
C000084498 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[29]
C000084498 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[29]
C000084498 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000084498 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000084498 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000084498 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084498 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084498 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000084498 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000084498 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217957 [Member] | Melexis N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[30]
C000217957 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[30]
C000217957 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[30]
C000217957 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[30]
C000217957 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[30]
C000217957 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[30]
C000217957 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[30]
C000217957 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[30]
C000217957 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[30]
C000217957 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[30]
C000217957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000217957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000217957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000217957 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000217957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000217957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000217957 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084497 [Member] | Melexis N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[31]
C000084497 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[31]
C000084497 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[31]
C000084497 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[31]
C000084497 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[31]
C000084497 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[31]
C000084497 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[31]
C000084497 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[31]
C000084497 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[31]
C000084497 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[31]
C000084497 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000084497 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000084497 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000084497 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084497 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084497 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000084497 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000084497 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084495 [Member] | Melexis N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[32]
C000084495 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[32]
C000084495 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[32]
C000084495 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[32]
C000084495 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[32]
C000084495 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[32]
C000084495 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[32]
C000084495 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[32]
C000084495 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[32]
C000084495 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[32]
C000084495 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000084495 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000084495 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000084495 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084495 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084495 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000084495 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000084495 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084507 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[33]
C000084507 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[33]
C000084507 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[33]
C000084507 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[33]
C000084507 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[33]
C000084507 [Member] | STMicroelectronics N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[33]
C000084507 [Member] | Rentokil Initial PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[33]
C000084507 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[33]
C000084507 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[33]
C000084507 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[33]
C000084507 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000084507 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000084507 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000084507 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084507 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084507 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000084507 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000084507 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000084507 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000084509 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[34]
C000084509 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[34]
C000084509 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[34]
C000084509 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[34]
C000084509 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[34]
C000084509 [Member] | STMicroelectronics N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[34]
C000084509 [Member] | Rentokil Initial PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[34]
C000084509 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[34]
C000084509 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[34]
C000084509 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[34]
C000084509 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000084509 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000084509 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000084509 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084509 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084509 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000084509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000084509 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000084509 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000095989 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[35]
C000095989 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[35]
C000095989 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[35]
C000095989 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[35]
C000095989 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[35]
C000095989 [Member] | STMicroelectronics N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[35]
C000095989 [Member] | Rentokil Initial PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[35]
C000095989 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[35]
C000095989 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[35]
C000095989 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[35]
C000095989 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000095989 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000095989 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000095989 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095989 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000095989 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000095989 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000095989 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000095989 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000084510 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[36]
C000084510 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[36]
C000084510 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[36]
C000084510 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[36]
C000084510 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[36]
C000084510 [Member] | STMicroelectronics N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[36]
C000084510 [Member] | Rentokil Initial PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[36]
C000084510 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[36]
C000084510 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[36]
C000084510 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[36]
C000084510 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000084510 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000084510 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000084510 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084510 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084510 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000084510 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000084510 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000084510 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000095990 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[37]
C000095990 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[37]
C000095990 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[37]
C000095990 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[37]
C000095990 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[37]
C000095990 [Member] | STMicroelectronics N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[37]
C000095990 [Member] | Rentokil Initial PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[37]
C000095990 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[37]
C000095990 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[37]
C000095990 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[37]
C000095990 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000095990 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000095990 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000095990 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095990 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000095990 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000095990 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000095990 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000095990 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188946 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[38]
C000188946 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[38]
C000188946 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[38]
C000188946 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[38]
C000188946 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[38]
C000188946 [Member] | STMicroelectronics N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[38]
C000188946 [Member] | Rentokil Initial PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[38]
C000188946 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[38]
C000188946 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[38]
C000188946 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[38]
C000188946 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000188946 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000188946 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000188946 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000188946 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000188946 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000188946 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000188946 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000188946 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209139 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[39]
C000209139 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[39]
C000209139 [Member] | Zijin Mining Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[39]
C000209139 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[39]
C000209139 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[39]
C000209139 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[39]
C000209139 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[39]
C000209139 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[39]
C000209139 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.12%	[39]
C000209139 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.52%	[39]
C000209139 [Member] | Industries Each Less Than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209139 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209139 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000209139 [Member] | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209139 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209138 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[40]
C000209138 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[40]
C000209138 [Member] | Zijin Mining Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[40]
C000209138 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[40]
C000209138 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[40]
C000209138 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[40]
C000209138 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[40]
C000209138 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[40]
C000209138 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.12%	[40]
C000209138 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.52%	[40]
C000209138 [Member] | Industries Each Less Than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209138 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209138 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000209138 [Member] | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209138 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209137 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[41]
C000209137 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[41]
C000209137 [Member] | Zijin Mining Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[41]
C000209137 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[41]
C000209137 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[41]
C000209137 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[41]
C000209137 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[41]
C000209137 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[41]
C000209137 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.12%	[41]
C000209137 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.52%	[41]
C000209137 [Member] | Industries Each Less Than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209137 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209137 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000209137 [Member] | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209137 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209136 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[42]
C000209136 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[42]
C000209136 [Member] | Zijin Mining Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[42]
C000209136 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[42]
C000209136 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[42]
C000209136 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[42]
C000209136 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[42]
C000209136 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[42]
C000209136 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.12%	[42]
C000209136 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.52%	[42]
C000209136 [Member] | Industries Each Less Than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209136 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209136 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000209136 [Member] | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209136 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209135 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[43]
C000209135 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[43]
C000209135 [Member] | Zijin Mining Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[43]
C000209135 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[43]
C000209135 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[43]
C000209135 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[43]
C000209135 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[43]
C000209135 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[43]
C000209135 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.12%	[43]
C000209135 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.52%	[43]
C000209135 [Member] | Industries Each Less Than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209135 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209135 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000209135 [Member] | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209135 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209140 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[44]
C000209140 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[44]
C000209140 [Member] | Zijin Mining Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[44]
C000209140 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[44]
C000209140 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[44]
C000209140 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[44]
C000209140 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[44]
C000209140 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[44]
C000209140 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.12%	[44]
C000209140 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.52%	[44]
C000209140 [Member] | Industries Each Less Than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209140 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209140 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000209140 [Member] | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209140 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209146 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[45]
C000209146 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[45]
C000209146 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[45]
C000209146 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[45]
C000209146 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[45]
C000209146 [Member] | NXP Semiconductors N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[45]
C000209146 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[45]
C000209146 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[45]
C000209146 [Member] | Anheuser Busch InBev S A N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[45]
C000209146 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[45]
C000209146 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209146 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209146 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209146 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209146 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000209146 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209146 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209146 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209146 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000209146 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000209146 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209141 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[46]
C000209141 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[46]
C000209141 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[46]
C000209141 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[46]
C000209141 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[46]
C000209141 [Member] | NXP Semiconductors N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[46]
C000209141 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[46]
C000209141 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[46]
C000209141 [Member] | Anheuser Busch InBev S A N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[46]
C000209141 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[46]
C000209141 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209141 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209141 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209141 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209141 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000209141 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209141 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209141 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209141 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000209141 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000209141 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209142 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[47]
C000209142 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[47]
C000209142 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[47]
C000209142 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[47]
C000209142 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[47]
C000209142 [Member] | NXP Semiconductors N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[47]
C000209142 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[47]
C000209142 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[47]
C000209142 [Member] | Anheuser Busch InBev S A N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[47]
C000209142 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[47]
C000209142 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209142 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209142 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209142 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209142 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000209142 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209142 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209142 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209142 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000209142 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000209142 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209144 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[48]
C000209144 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[48]
C000209144 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[48]
C000209144 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[48]
C000209144 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[48]
C000209144 [Member] | NXP Semiconductors N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[48]
C000209144 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[48]
C000209144 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[48]
C000209144 [Member] | Anheuser Busch InBev S A N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[48]
C000209144 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[48]
C000209144 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209144 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209144 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209144 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209144 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000209144 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209144 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209144 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209144 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000209144 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000209144 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209145 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[49]
C000209145 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[49]
C000209145 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[49]
C000209145 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[49]
C000209145 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[49]
C000209145 [Member] | NXP Semiconductors N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[49]
C000209145 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[49]
C000209145 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[49]
C000209145 [Member] | Anheuser Busch InBev S A N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[49]
C000209145 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[49]
C000209145 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209145 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209145 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209145 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209145 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000209145 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209145 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209145 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209145 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000209145 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000209145 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209143 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[50]
C000209143 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[50]
C000209143 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[50]
C000209143 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[50]
C000209143 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[50]
C000209143 [Member] | NXP Semiconductors N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[50]
C000209143 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[50]
C000209143 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[50]
C000209143 [Member] | Anheuser Busch InBev S A N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[50]
C000209143 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[50]
C000209143 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209143 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209143 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209143 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209143 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000209143 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209143 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209143 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209143 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000209143 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000209143 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.